Loss Per Share - Schedule of Basic Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share [Abstract]
Net loss attributable to Class A Common stockholders before deemed dividend	$ (12,343,670)	$ (5,160,561)
Deemed dividend to AleAnna Energy Class 1 Preferred Units redemption value	(155,423,177)	(53,219,200)
Income attributable to noncontrolling interests	87,511
Net Loss attributable to holders of Class A Common Stock	$ (167,766,847)	$ (58,379,761)
Weighted average shares of Class A Common Stock outstanding, basic (in Shares)	38,286,170	31,643,646
Weighted average shares of Class A Common Stock outstanding, diluted (in Shares)	38,286,170	31,643,646
Net loss per share of Class A Common Stock, basic (in Dollars per share)	$ (4.38)	$ (1.84)
Net loss per share of Class A Common Stock, diluted (in Dollars per share)	$ (4.38)	$ (1.84)